Operating Leases (Details) - Schedule of supplemental cash flow information related to lease - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities for continuing operations:
Operating cash flow for operating leases	¥ 409	¥ 402	¥ 767
Lease liabilities arising from obtaining right-of-use assets	859	¥ 1,483
Lease liabilities decrease due to early termination	766
Right of use asset decrease due to early termination	¥ 733